Schedule of investments

Delaware National High-Yield Municipal Bond Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.55%
Corporate Revenue Bonds - 20.25%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$1,700,400
Anuvia, Florida
144A 5.00% 7/1/29 #	134,139	100,604
Arkansas Development Finance Authority Revenue
(Big River Steel Project) Series A 144A
4.50% 9/1/49 (AMT)#	5,000,000	4,324,450
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	39,375,000	39,795,131
(Senior Capital Appreciation Asset-Backed) Series B-3
6.153% 6/1/57 ^	50,000,000	6,468,000
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco
Funding Corporation) 0.83% 6/1/55 ^	100,000,000	6,489,000
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	2,835,000
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,010,860
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 1.536% 6/1/60 ^	192,305,000	7,669,123
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT)#•	4,000,000	3,496,000
Series A 144A 6.50% 1/1/49 (AMT)#•	10,000,000	8,500,000
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	4,000,000	4,003,240
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	5,952,432
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	13,000,000	10,769,590
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	2,916,120
(Special Facilities Continental Airlines, Inc. Terminal
Improvements Projects) Series 2011
6.625% 7/15/38 (AMT)	2,000,000	2,027,260
(United Airlines Inc. ) 5.00% 7/1/29 (AMT)	1,150,000	1,149,919

NQ- 425 [5/20] 7/20 (1236761) 1

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A
7.00% 3/1/39 (AMT)#	13,035,000	$11,001,540
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
144A 0.967% 6/1/57 #^	351,610,000	15,270,422
144A 1.453% 6/1/57 #^	163,290,000	5,254,672
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp. ) Series A-1 6.50% 11/1/35	3,000,000	3,002,850
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,088
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,255,025
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A
6.25% 12/15/37 (AMT)#	2,500,000	2,295,700
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	3,959,160
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,277,049
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,440,000	4,660,712
Pennsylvania Economic Development Financing Authority
(CarbonLite P, LLC Project) 144A 5.75% 6/1/36 (AMT)#	7,625,000	6,906,649
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,524,255
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,026,100
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,999,680
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	12,075,505
5.25% 12/1/27	2,235,000	2,758,079
5.25% 12/1/28	1,050,000	1,315,177
5.50% 12/1/29	765,000	988,326
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,692,844

2 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #•	1,000,000	$1,093,960
144A 6.35% 7/1/40 #	3,600,000	3,957,912
Series B 144A 6.10% 12/1/40 #•	1,630,000	1,783,155
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 •	720,000	768,542
Series C 5.00% 2/1/27	2,940,000	3,380,206
TSASC, New York
Series A 5.00% 6/1/41	705,000	751,248
Tulsa, Oklahoma Municipal Airports Improvement Trust
Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	1,873,840
(American Airlines) 5.00% 6/1/35 (AMT) •	3,000,000	2,836,320
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,027,474
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	1,990,820
Series C 2.419% 6/1/47 ^	66,475,000	11,086,701
Series D 2.567% 6/1/47 ^	151,255,000	23,852,913
Washington Economic Development Finance Authority
Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A
7.50% 1/1/32 (AMT)#	4,800,000	4,080,000
		252,999,053
Education Revenue Bonds - 18.95%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,135,232
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,237,752
144A 6.00% 7/1/47 #	4,735,000	4,780,882
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	764,670
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	4,071,440
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A
144A 5.75% 7/15/48 #	2,250,000	2,381,603
Arlington, Texas Higher Education Finance
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	689,367
Series A 5.00% 6/15/46	1,425,000	1,334,441
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,018,570

NQ- 425 [5/20] 7/20 (1236761) 3

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource, New York
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.125% 5/1/38 #	575,000	$577,013
Series A 144A 5.50% 5/1/48 #	1,500,000	1,518,150
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,308,924
144A 5.75% 2/1/49 #	2,700,000	2,727,000
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,188,440
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	17,050,000	28,146,651
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,126,160
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	5,250,000	4,857,510
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,706,766
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,296,350
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,588,530
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	619,123
Series A 144A 5.00% 8/1/40 #	605,000	633,604
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	876,360
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,615,050
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,770,737
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,046,680
Series A 6.00% 10/1/49	720,000	757,102
California State University
(Systemwide) Series A 5.00% 11/1/26	2,000,000	2,546,760
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	1,998,092
California Statewide Communities Development Authority
Revenue
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,455,420

4 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	$5,848,740
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	818,191
Series A 5.625% 2/1/45	1,500,000	1,433,490
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	7,062,720
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,171,400
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,365,810
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	489,730
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	959,100
Columbia Heights, Minnesota Charter School Lease
Revenue
(Prodeo Academy Project)
Series A 5.00% 7/1/49	1,000,000	895,900
Series A 5.00% 7/1/54	1,000,000	883,010
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,024,920
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,050,680
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	560,000	585,642
Series A 5.50% 1/1/44	2,000,000	2,077,120
Idaho Housing & Finance Association
(Compass Public Charter School) Series A 144A
5.00% 7/1/54 #	860,000	837,993
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	715,000	751,057
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A
4.88% 7/1/49 #^	2,888,155	384,009
Series A 6.75% 7/1/48	529,150	556,089
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,060,430

NQ- 425 [5/20] 7/20 (1236761) 5

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,805,000	$2,869,347
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,034,500
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,031,910
(Rogers Park Montessori)
6.00% 2/1/34	675,000	706,253
6.125% 2/1/45	1,800,000	1,867,500
Illinois Finance Authority Student Housing & Academic
Facility Revenue
(University of Illinois at Chicago Project) Series A
5.00% 2/15/47	3,500,000	3,479,315
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,025,040
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	1,000,910
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,558,200
Kent County, Delaware Student Housing and Dining
Facilities Revenue
(Delaware State University Project) Series A
5.00% 7/1/58	1,250,000	1,080,087
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,565,925
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,682,352
Series A 144A 6.00% 6/15/52 #	1,530,000	1,538,660
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	981,970
Series A 144A 6.00% 9/15/45 #	1,000,000	1,002,130
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A
6.50% 12/1/40	900,000	900,954

6 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	$917,738
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,566,258
Series A 144A 5.125% 12/15/45 #	2,515,000	2,379,768
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,343,750
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	2,996,756
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Foundation Indiana University) Series A 1.61% 7/1/39
(AGC)•	2,400,000	2,192,712
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,347,846
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,006,600
(Green Woods Charter School Project) Series A
5.75% 6/15/42	1,600,000	1,619,216
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,635,511
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,976,760
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,991,420
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,008,010
5.625% 9/1/42	600,000	604,272
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	435,613
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,477,742
144A 5.00% 6/15/52 #	1,400,000	1,250,802
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	503,400
144A 5.75% 5/1/50 #	1,630,000	1,640,986
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	2,001,560

NQ- 425 [5/20] 7/20 (1236761) 7

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	755,000	$759,741
Series A 5.00% 8/15/46	1,000,000	968,700
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,024,889
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,040,894
Series A 5.75% 12/1/48	2,576,272	1,966,237
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #‡	125,528	119,252
Subordinate Series B 144A 7.75% 12/1/48 #•	2,500,000	625,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	540,000	524,313
Series A 144A 5.00% 6/15/39 #	500,000	470,155
Series A 144A 5.00% 6/15/49 #	1,100,000	989,868
South Carolina Jobs-Economic Development Authority
Educational Facilities Revenue
(High Point Academy Project) Series A 144A
5.75% 6/15/49 #	5,000,000	5,167,400
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,268,058
University of Texas System Board of Regents
Series B 5.00% 8/15/49	21,400,000	35,072,460
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	990,290
Series A 144A 5.00% 6/15/50 #	2,200,000	2,098,118
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,294,309
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,468,269
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,017,420
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,017,460

8 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	595,000	$600,290
		236,735,306
Electric Revenue Bonds - 2.66%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L. P.
Project) 144A 5.25% 12/31/33 (AMT)#	1,520,000	1,431,202
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	7,740,000	4,779,450
Series A 5.05% 7/1/42 ‡	4,590,000	2,834,325
Series A 6.75% 7/1/36 ‡	1,500,000	941,250
Series AAA 5.25% 7/1/25 ‡	925,000	573,500
Series AAA 5.25% 7/1/26 ‡	1,030,000	638,600
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,304,600
Series AAA 5.25% 7/1/28 ‡	1,205,000	747,100
Series CCC 5.25% 7/1/27 ‡	3,025,000	1,875,500
Series WW 5.00% 7/1/28 ‡	990,000	611,325
Series WW 5.25% 7/1/25 ‡	1,530,000	948,600
Series XX 4.75% 7/1/26 ‡	920,000	563,500
Series XX 5.25% 7/1/40 ‡	9,795,000	6,072,900
Series XX 5.75% 7/1/36 ‡	3,340,000	2,087,500
Series ZZ 4.75% 7/1/27 ‡	760,000	465,500
Series ZZ 5.25% 7/1/24 ‡	1,275,000	790,500
Series ZZ 5.25% 7/1/26 ‡	2,005,000	1,243,100
Salt River Project Agricultural Improvement & Power
District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	3,271,061
		33,179,513
Healthcare Revenue Bonds - 24.32%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,072,860
Series A 8.00% 10/1/46	1,500,000	1,606,215
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A
6.875% 1/15/52 #	1,650,000	1,555,983
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	1,502,425
Series B 5.25% 1/1/37	440,000	311,608

NQ- 425 [5/20] 7/20 (1236761) 9

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series D 7.25% 1/1/52	7,290,000	$5,419,240
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 1st
Tier) Series A 5.00% 1/1/54	2,595,000	2,419,604
(Great Lakes Senior Living Communities LLC Project
2nd Tier)
Series B 5.00% 1/1/49	975,000	881,780
Series B 5.125% 1/1/54	1,130,000	1,028,526
(Great Lakes Senior Living Communities LLC Project 3rd
Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	891,480
Series C 144A 5.50% 1/1/54 #	4,000,000	3,806,240
(Great Lakes Senior Living Communities LLC Project 4th
Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	2,351,025
Berks County, Pennsylvania Industrial Development
Authority Revenue
(Tower Health Project) 5.00% 11/1/47	2,000,000	2,083,760
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30	155,000	155,091
Birmingham, Alabama Special Care Facilities Financing
Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,859,361
5.75% 6/1/35	1,500,000	1,504,515
5.75% 6/1/45	2,500,000	2,400,850
6.00% 6/1/50	2,650,000	2,624,507
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A
6.50% 1/15/52 #	650,000	583,161
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	7,825,700
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	542,895
California Statewide Communities Development Authority
Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	4,500,000	4,572,720
Series A 144A 5.50% 12/1/58 #	4,600,000	4,720,980

10 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,050,000	$2,188,990
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	1,732,450
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	3,672,100
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	954,017
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A-1 144A
6.375% 1/15/51 #	1,000,000	883,980
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	3,500,000	2,551,395
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,607,800
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	518,470
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	746,453
Series A 144A 5.75% 12/1/35 #	1,150,000	1,144,169
Series A 144A 6.125% 12/1/45 #	1,200,000	1,193,100
Series A 144A 6.25% 12/1/50 #	560,000	560,773
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligated Group)
5.25% 1/1/27	1,275,000	1,245,178
5.25% 1/1/32	1,265,000	1,194,615
5.25% 1/1/41	1,005,000	900,148
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,253,960
5.50% 2/15/52	4,655,000	4,981,828
5.50% 2/15/57	6,365,000	6,697,189
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,081,710
Series A 5.25% 9/1/29	500,000	556,510
Series A 5.25% 9/1/44	2,000,000	2,133,680

NQ- 425 [5/20] 7/20 (1236761) 11

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Florida Development Finance
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	490,000	$514,941
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	753,632
5.25% 11/15/51	1,350,000	1,166,778
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	4,662,300
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,078,580
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,402,544
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
5.00% 3/1/33	485,000	566,635
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	405,187
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	771,264
5.25% 5/15/54	5,600,000	4,567,864
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,202,825
Series A 144A 5.60% 1/1/56 #	2,630,000	2,336,045
Indiana Finance Authority Revenue
(Marquette Project) 5.00% 3/1/39	1,250,000	1,252,187
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,650,000	1,508,991
5.25% 8/1/55	2,500,000	2,291,000
(Sunrise Retirement Community) 5.75% 9/1/43	3,700,000	3,069,409
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/47	1,300,000	1,165,710
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,131,735
5.75% 11/15/45	2,500,000	2,079,600
5.75% 11/15/50	1,600,000	1,305,088

12 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	$1,271,063
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	5,331,960
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	1,959,350
Series A 5.00% 1/1/55	2,635,000	2,000,835
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,026,050
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,750,626
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise Project) Series 2016 144A
6.00% 1/1/48 #	5,400,000	4,714,362
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,727,065
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,015,350
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,393,993
5.375% 1/1/50	6,250,000	5,516,375
Series A 5.375% 1/1/51	1,750,000	1,540,053
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,493,625
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,356,743
Series A 144A 5.625% 7/1/46 #	1,000,000	902,270
Series A 144A 5.75% 7/1/54 #	2,000,000	1,812,840
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,397,098
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	571,171
Series A1 5.00% 7/1/51	1,575,000	1,329,032

NQ- 425 [5/20] 7/20 (1236761) 13

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series B 4.00% 7/1/31	635,000	$514,013
Series B 4.75% 7/1/51	1,915,000	1,368,191
Series C 5.00% 7/1/31	250,000	218,360
Series C 5.25% 7/1/36	350,000	296,814
Series C 5.50% 7/1/46	1,250,000	1,012,625
Series C 5.75% 7/1/51	1,000,000	819,840
Series D 6.00% 7/1/26	120,000	109,742
Series D 7.00% 7/1/51	1,350,000	1,112,103
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,500,000	1,980,800
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A
144A 5.00% 10/1/39 #	3,125,000	2,448,594
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,728,400
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,022,277
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,790,153
New York State Dormitory Authority
(Orange Regional Medical Center) 144A
5.00% 12/1/40 #	1,100,000	1,194,952
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	1,857,760
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,700,000	3,443,627
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	285,000	296,568
Series A 7.50% 6/1/49	2,920,000	3,031,924
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	2,404
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A
144A 6.75% 12/1/53 #	9,495,000	8,386,079
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	1,762,380

14 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	$941,357
Series A 144A 5.125% 6/1/48 #	1,375,000	1,298,027
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,810,892
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,547,625
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,554,930
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	4,552,686
Seminole County, Florida Industrial Development Authority
Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	1,500,000	1,147,110
Series A 5.75% 11/15/54	6,000,000	4,627,560
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,670,000	3,087,571
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	807,689
5.50% 12/1/43	1,250,000	1,286,725
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	569,904
Series A 5.125% 8/15/45	1,800,000	1,646,604
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	591,037
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community)
5.50% 11/15/45 ‡	3,000,000	2,100,000
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	1,831,667
6.75% 11/15/52	3,300,000	3,244,428
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	485,525
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	2,079,287

NQ- 425 [5/20] 7/20 (1236761) 15

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	2,570,000	$2,463,576
University of North Carolina Board of Governors
5.00% 2/1/49	21,855,000	32,271,967
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 7.00% 7/1/45 #	1,000,000	1,016,090
Series A 144A 7.00% 7/1/50 #	3,625,000	3,681,768
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	816,448
Series A 5.00% 7/1/24	1,450,000	1,476,869
Series A 6.125% 7/1/39	750,000	763,328
Series A 6.25% 7/1/44	2,500,000	2,545,650
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	796,450
Series C 7.00% 7/1/43	900,000	746,379
Series C 7.50% 7/1/53	1,000,000	839,580
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	1,812,480
Series A 5.00% 11/1/54	2,500,000	2,213,350
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	1,958,820
		303,872,202
Housing Revenue Bond - 0.07%
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	804,630
		804,630
Lease Revenue Bonds - 3.71%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,064,762
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	505,435
Series A 144A 6.875% 1/1/42 #	1,500,000	1,519,635
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,940,663
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,012,460

16 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Industrial Development Authority of Phoenix, Arizona
5.375% 2/1/41	1,300,000	$1,313,091
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 5.00% 6/15/50	4,135,000	3,996,519
Series A 5.00% 6/15/57	3,975,000	3,803,717
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,323,450
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A
5.00% 6/15/31	5,450,000	5,838,585
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,066,360
Series AA 5.00% 6/15/44	2,900,000	2,946,777
New York Liberty Development Revenue
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	8,000,000	8,394,880
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	3,775,000	3,875,302
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	2,625,000	2,660,910
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,034,010
		46,296,556
Local General Obligation Bonds - 1.52%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,339,440
Series 2005D 5.50% 1/1/40	3,000,000	3,063,990
Series 2007E 5.50% 1/1/42	1,900,000	1,935,131
Series 2007F 5.50% 1/1/42	1,250,000	1,273,113
Series A 5.50% 1/1/49	770,000	786,801
Series C 5.00% 1/1/26	500,000	522,295
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,775,925
Series G 5.00% 12/1/44	2,445,000	2,327,836
Series H 5.00% 12/1/46	4,225,000	3,996,850
		19,021,381

NQ- 425 [5/20] 7/20 (1236761) 17

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds - 3.58%
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 144A
7.75% 4/1/31-21#§	750,000	$796,830
California Statewide Communities Development Authority
Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	1,101,200
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	1,952,767
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,037,260
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,065,380
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,027,750
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41-21§	2,235,000	2,341,811
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,705,200
Foothill-Eastern Transportation Corridor Agency, California
Series A 6.00% 1/15/49-24§	7,690,000	9,269,834
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	1,455,000	1,538,721
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,806,004
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	1,865,000	1,917,127
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42-21§	1,000,000	1,076,080
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31-24#§	2,940,000	3,578,421
New York State
Series A 5.25% 2/15/24-21§	2,000,000	2,071,900
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47-22§	2,100,000	2,294,901
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,085,950
Oregon State Facilities Authority Revenue
(Concordia University Project) Series A 144A
6.375% 9/1/40-20#§	500,000	507,435
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(New Foundation Charter School Project)
6.625% 12/15/41-22§	1,000,000	1,155,540

18 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	$1,741,829
7.125% 11/1/43-23§	2,500,000	3,066,600
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,027,820
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,591,830
		44,758,190
Resource Recovery Revenue Bonds - 0.79%
Blythe Township, Pennsylvania Solid Waste Authority
Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,199,650
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	250,000	250,607
Orange County, Florida Industrial Development Authority
Revenue
(Anuvia Florida LLC Project) Series A 144A
4.00% 7/1/48 (AMT)#	2,665,000	266,500
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT)#	7,000,000	6,199,900
		9,916,657
Special Tax Revenue Bonds - 9.78%
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	1,915,000	1,938,937
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	975,710
144A 5.40% 3/1/45 #	2,000,000	1,923,300
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,200,000	4,853,628
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,600,000	1,606,304
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	3,750,000	3,608,400
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	1,970,460

NQ- 425 [5/20] 7/20 (1236761) 19

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A
5.00% 12/1/40 #	1,410,000	$1,326,415
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A
7.00% 9/15/44 #	3,215,000	2,722,719
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,050,000	1,736,104
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	939,722
Series B 144A 5.00% 2/1/50 #	1,825,000	1,819,269
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	509,335
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	971,560
Series A 5.50% 8/1/35	1,300,000	1,235,260
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,526,970
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,000,570
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,004,820
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,335,000	2,480,354
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	1,888,340
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	5,065,000	4,458,719
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	39,970,000	38,991,534
Series A-1 5.00% 7/1/58	15,610,000	15,660,889
Series A-1 5.438% 7/1/46 ^	49,750,000	12,916,593
Series A-1 5.606% 7/1/51 ^	5,500,000	1,043,350
Series A-2 4.784% 7/1/58	3,301,000	3,207,351
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	955,000	936,444

20 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	$941,199
Series A 144A 5.25% 9/1/45 #	3,540,000	3,105,182
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	870,000	870,148
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	3,992,316
		122,161,902
State General Obligation Bonds - 8.19%
California State
Various Purposes
(Bid Group A) 5.00% 10/1/28	5,000,000	6,632,000
(Bid Group B) 5.00% 8/1/27	5,000,000	6,288,350
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	6,431,800
Commonwealth of Puerto Rico
Series A 5.25% 7/1/31 ‡	6,980,000	4,362,500
Series A 5.375% 7/1/33 ‡	900,000	560,250
Series A 6.00% 7/1/38 ‡	4,520,000	2,841,950
Series A 8.00% 7/1/35 ‡	9,140,000	5,004,150
(Public Improvement)
Series A 5.00% 7/1/41 ‡	4,525,000	2,517,031
Series A 5.125% 7/1/37 ‡	3,225,000	1,834,219
Series A 5.25% 7/1/30 ‡	1,955,000	1,221,875
Series A 5.50% 7/1/39 ‡	165,000	95,494
Series C 6.00% 7/1/39 ‡	9,486,000	5,893,177
Series D 5.75% 7/1/41 ‡	11,750,000	6,903,125
Illinois State
5.00% 1/1/28	1,190,000	1,204,387
5.00% 5/1/36	1,710,000	1,715,951
5.00% 11/1/36	2,245,000	2,257,123
5.00% 2/1/39	2,180,000	2,182,027
5.125% 12/1/29	1,310,000	1,336,541
5.50% 5/1/39	6,000,000	6,303,840
Series A 5.00% 10/1/30	2,000,000	2,027,060
Series A 5.00% 12/1/34	2,100,000	2,126,187
Series A 5.00% 4/1/38	2,805,000	2,806,992

NQ- 425 [5/20] 7/20 (1236761) 21

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series B 4.00% 11/1/35	2,000,000	$1,837,300
Series D 5.00% 11/1/28	4,700,000	4,772,521
Minnesota State
Series A 5.00% 8/1/30	5,000,000	6,626,900
Ohio State
(Infrastructure Improvement) Series A 5.00% 9/1/32	7,675,000	10,004,439
Washington State
(Various Purpose) Series C 5.00% 2/1/28	5,000,000	6,576,700
		102,363,889
Transportation Revenue Bonds - 1.84%
Denver, Colorado Airport System Revenue
Series A 5.00% 11/15/21 (AMT)	55,000	58,099
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,037,660
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	1,800,000	1,861,884
Series A 6.00% 7/1/53	1,290,000	1,341,639
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,016,680
Phoenix, Arizona Civic Improvement
(Junior Lien) Series A 5.00% 7/1/40	30,000	33,553
Port of Beaumont Navigation District of Jefferson County,
Texas
(Jefferson Gulf Coast Energy Project)
Series A 144A 3.625% 1/1/35 (AMT)#	2,000,000	1,794,460
Series A 144A 4.00% 1/1/50 (AMT)#	3,875,000	3,269,183
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,069,670
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,120,878
Series B 5.00% 1/1/48 (AMT)	2,000,000	1,954,180
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C
Project) 5.00% 6/30/58 (AMT)	1,500,000	1,651,590
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,145,125
7.00% 12/31/38 (AMT)	1,335,000	1,515,812

22 NQ- 425 [5/20] 7/20 (1236761)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	$3,104,502
		22,974,915
Water & Sewer Revenue Bonds - 2.89%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	211,730
5.00% 11/1/28	30,000	33,658
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,149,560
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,803,150
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	14,000,000	16,141,580
Series D 7.00% 10/1/51	5,000,000	5,852,200
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,950,179
		36,142,057
Total Municipal Bonds (cost $1,249,306,873)		1,231,226,251

Short-Term Investments – 0.56%
Variable Rate Demand Notes - 0.56%¤
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue
(Chevron U. S. A. Inc. Project)
Series A 0.06% 11/1/35	5,490,000	5,490,000
Series C 0.06% 12/1/30	600,000	600,000
Series G 0.06% 11/1/35	300,000	300,000
Series I 0.06% 11/1/35	650,000	650,000
Total Short-Term Investments (cost $7,040,000)		7,040,000

Total Value of Securities – 99.11%
(cost $1,256,346,873)		1,238,266,251

Receivables and Other Assets Net of Liabilities – 0.89%		11,134,984
Net Assets Applicable to 117,919,319 Shares Outstanding – 100.00%		$1,249,401,235

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $292,670,707, which represents
23.42% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued

NQ- 425 [5/20] 7/20 (1236761) 23

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2020.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

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